Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about our assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value (in thousands):

March 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Cash	$2,728	$—	$—	$2,728
Money market securities (cash equivalents)	12,962	—	—	12,962
Restricted cash (Note 7)	272	—	—	272
Corporate bonds and commercial paper (short term investments)	—	760	—	760

Total assets	$15,962	$760	$—	$16,722
Liabilities
Warrants	$—	$—	$180	$180

The following table presents information about our assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value (in thousands):

December 31, 2016	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,800	$—	$—	$1,800
Money market securities (cash equivalents)	11,931	—	—	11,931
Corporate bonds and commercial paper (cash equivalents)	1,502	—	—	1,502
Government securities	2,000	—	—	2,000
Restricted cash (Note 12)	272	—	—	272
Corporate bonds and commercial paper (short term investments)	—	8,230	—	8,230

Total assets	$17,505	$8,230	$—	$25,735
Liabilities
Warrants	$—	$—	$232	$232

December 31, 2015	Level 1	Level 2	Level 3	Total
Assets
Cash	$14,034	$—	$—	$14,034
Money market securities (cash equivalents)	20,276	—	—	20,276
Restricted cash (Note 12)	272	—	—	272
Corporate bonds and commercial paper	—	20,876	—	20,876

Total assets	$34,582	$20,876	$—	$55,458
Liabilities
Warrants	$—	$—	$1,105	$1,105

Summary of Changes in Fair Value of Level 3 Financial Liabilities

The following table presents the changes in fair value of our total Level 3 financial liabilities for the three months ended March 31, 2017. During the three months ended March 31, 2017, we did not issue any common stock warrants that were classified as liabilities (in thousands):

	Liability at December 31, 2016	Issuance of Warrants	Unrealized Gain on warrants	Liability at March 31, 2017
Warrant liability	$232	$—	$(52)	$180

The following table presents the changes in fair value of our total Level 3 financial liabilities for the year ended December 31, 2016. During the twelve months ended December 31, 2016, no common stock warrants were issued that were classified as liabilities (in thousands):

	Liability at December 31, 2015	Issuance of Warrants	Unrealized Gain on warrants	Liability at December 31, 2016
Warrant liability	$1,105	$—	$(873)	$232

Summary of Cash and Cash Equivalents and Short Term Investments

Cash, cash equivalents and short-term investments consist of the following (in thousands):

March 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash	$2,728	$—	$—	$2,728
Money market securities	12,962	—	—	12,962

Total cash and cash equivalents	$15,690	$—	$—	$15,690
Money market securities (restricted cash)	272	—	—	272

Total restricted cash	$272	$—	$—	$272
Corporate bonds and commercial paper	$760	—	—	$760

Total short-term investments	$760	$—	$—	$760

Cash and cash equivalents and short term investments (in thousands):

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash	$1,800	$—	$—	$1,800
Money market securities	11,931	—	—	11,931
Corporate bonds and commercial paper	1,502	—	—	1,502

Total cash and cash equivalents	$15,233	$—	$—	$15,233
Money market securities (restricted cash)	272	—	—	272

Total restricted cash	$272	$—	$—	$272
Corporate bonds and commercial paper	8,231	—	(1)	8,230
Government securities	2,000	—	—	2,000

Total short-term investments	$10,231	$—	$(1)	$10,230

December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash	$14,034	$—	$—	$14,034
Money market securities	20,276	—	—	20,276

Total cash and cash equivalents	$34,310	$—	$—	$34,310
Money market securities (restricted cash)	272	—	—	272

Total restricted cash	$272	$—	$—	$272
Corporate bonds and commercial paper	20,885	—	(9)	20,876

Total short-term investments	$20,885	$—	$(9)	$20,876